Financial result and exchange gains(losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial result and exchange gains/(losses)
Interest income	$ 92,962	$ 24,741	$ 3,489
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	14,424	2,924	144
Financial income	107,386	27,665	3,633
Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	(2)	(1,713)	(3,482)
Other financial expense	(904)	(2,193)	(1,096)
Financial expense	(906)	(3,906)	(4,578)
Realized exchange gains/(losses)	29	(3,743)	15
Unrealized exchange gains/(losses)	14,044	(28,989)	(50,068)
Exchange gains/(losses)	$ 14,073	$ (32,732)	$ (50,053)